Derivative Financial Instruments (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2026	Mar. 03, 2026	Mar. 31, 2025
Successor [Member]
Derivative Financial Instruments [Line Items]
Realized loss commodity derivative	$ 6,200
Commodity derivative	26,900
Net loss	33,165
Predecessor [Member]
Derivative Financial Instruments [Line Items]
Commodity derivative		$ 17,300	$ 8,300
Net loss		27,905	18,524
Realized gain (loss) on derivatives		$ 10,600	$ 10,200
Derivative Contract Modification [Member]
Derivative Financial Instruments [Line Items]
Commodity derivative	$ 60,000